FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Disclosure Of finance costs
Finance costs for the reporting periods consist of the following:

	2021	2020	2019
	$	$	$
Interest on long-term debt	3,042,675	1,978,623	813,538
Interest on lease liabilities	876,321	259,055	44,850
Interest on convertible debt instruments	2,503,097	1,034,927	—
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	125,290	582,018	494,581
Accretion expense on common shares, retractable	2,031,863	4,791,806	2,746,799
Other	(246,769)	20,976	12,707
	8,332,477	8,667,405	4,112,475